Client deposits	12 Months Ended
Dec. 31, 2018
Client deposits [Abstract]
Client deposits

17.        Client deposits

The breakdown, by classification and type, of the balance of “Customer deposits” is as follows:

Thousand of reais	2018	2017	2016

Classification:
Financial liabilities at amortized cost	304,197,800	276,042,141	247,445,177
Total	304,197,800	276,042,141	247,445,177

Type:
Demand deposits
Current accounts (1)	18,853,519	17,559,985	15,868,201
Savings accounts	46,068,346	40,572,369	36,051,476
Time deposits	190,982,541	146,817,650	94,478,875
Repurchase agreements	48,293,394	71,092,137	101,046,625
Of which:
Backed operations with Private Securities (2)	6,977,766	33,902,890	59,460,210
Backed operations with Government Securities	41,315,628	37,189,247	41,586,415
Total	304,197,800	276,042,141	247,445,177

(1) Non-interest bearing accounts.

(2) Refers primarily to repurchase agreements backed by own-issued debentures.

Note 44-d contains a detail of the residual maturity periods of financial liabilities at amortized cost.